UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Steven A. Baffico

100 Wall Street, 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited)	March 31, 2016
Investments	Shares	Value
COMMON STOCKS – 73.4% (55.0% of Total Investments)

Agriculture – 8.6%
Altria Group, Inc. †	67,220	$4,212,005
Philip Morris International, Inc. †	36,652	3,595,928
Reynolds American, Inc. †	73,610	3,703,319
Total Agriculture		11,511,252
Automobiles – 2.9%
Ford Motor Co. †	284,978	3,847,203
Banks – 4.4%
Bank of Montreal (Canada)	48,719	2,956,756
Canadian Imperial Bank of Commerce (Canada)	38,595	2,883,433
Total Banks		5,840,189
Chemicals – 3.1%
Dow Chemical Co. (The) †	44,294	2,252,793
LyondellBasell Industries NV, Class A	22,717	1,944,121
Total Chemicals		4,196,914
Communications Equipment – 1.8%
Cisco Systems, Inc. †	85,094	2,422,626
Electric Utilities – 5.6%
PPL Corp.	99,721	3,796,378
Southern Co. (The) †	70,537	3,648,879
Total Electric Utilities		7,445,257
Food Products – 2.5%
General Mills, Inc. †	51,829	3,283,367
Hotels, Restaurants & Leisure – 1.6%
McDonald's Corp.	16,647	2,092,195
Industrial Conglomerates – 3.4%
General Electric Co. †	143,580	4,564,408
Media – 2.9%
Regal Entertainment Group, Class A†	182,242	3,852,596
Multi-Utilities – 6.2%
CenterPoint Energy, Inc. †	200,139	4,186,908
National Grid PLC, ADR (United Kingdom)	56,795	4,056,299
Total Multi-Utilities		8,243,207
Oil, Gas & Consumable Fuels – 5.7%
California Resources Corp. †	2,322	2,392

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Shares	Value
COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (continued)
Chevron Corp. †	19,675	$1,876,995
Kinder Morgan, Inc. †	80,099	1,430,568
Occidental Petroleum Corp. †	24,803	1,697,269
TOTAL SA, ADR (France)	57,314	2,603,202
Total Oil, Gas & Consumable Fuels		7,610,426
Pharmaceuticals – 4.7%
Merck & Co., Inc. †	60,296	3,190,262
Pfizer, Inc. †	103,169	3,057,929
Total Pharmaceuticals		6,248,191
Real Estate Investment Trusts (REITs) – 8.9%
Digital Realty Trust, Inc.	44,389	3,927,983
EPR Properties	57,334	3,819,591
Highwoods Properties, Inc. †	52,894	2,528,862
Host Hotels & Resorts, Inc. †	97,477	1,627,866
Total Real Estate Investment Trusts (REITs)		11,904,302
Technology Hardware, Storage & Peripherals – 1.7%
Seagate Technology PLC	68,067	2,344,908
Telecommunications – 9.4%
AT&T, Inc. †	110,153	4,314,693
CenturyLink, Inc. †	133,638	4,271,070
Verizon Communications, Inc. †	74,509	4,029,447
Total Telecommunications		12,615,210
Total Common Stocks
(Cost $96,634,862)		98,022,251
PREFERRED STOCKS – 23.6% (17.7% of Total Investments)

Banks – 14.8%
Bank of America Corp., Series W, 6.63%	20,000	535,800
Bank of America Corp., Series Y, 6.50%	40,000	1,058,800
BB&T Corp., Series E, 5.63%	40,000	1,024,800
Citigroup, Inc., Series J, 7.13%	20,000	546,600
Citigroup, Inc., Series K, 6.88%	40,000	1,094,400
Fifth Third Bancorp, Series I, 6.63%	40,000	1,163,200
First Horizon National Corp., Series A, 6.20%	40,000	1,022,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,047,600
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,045,200
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	582,400
Regions Financial Corp., Series B, 6.38%	40,000	1,082,400

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Shares	Value
PREFERRED STOCKS (continued)

Banks (continued)
SunTrust Banks, Inc., Series E, 5.88%	40,000	$1,032,000
US Bancorp, Series F, 6.50%	50,000	1,471,000
Wells Fargo & Co., 5.85%	40,000	1,054,400
Wells Fargo & Co., 6.63%	80,000	2,346,400
Wells Fargo & Co., Series L, 7.50%	3,000	3,615,030
Total Banks		19,722,430
Capital Markets – 5.2%
Bank of New York Mellon Corp. (The), 5.20%	20,000	513,000
Charles Schwab Corp. (The), Series B, 6.00%	20,000	527,200
Charles Schwab Corp. (The), Series C, 6.00%	20,000	527,600
Goldman Sachs Group, Inc. (The), 5.95%	40,000	1,033,200
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,112,800
Morgan Stanley, Series I, 6.38%	60,000	1,564,200
Northern Trust Corp., Series C, 5.85%	20,000	539,000
State Street Corp., 6.00%	40,000	1,062,400
Total Capital Markets		6,879,400
Consumer Finance – 1.6%
Capital One Financial Corp., Series D, 6.70%	40,000	1,086,400
Discover Financial Services, Series B, 6.50%	40,000	1,066,000
Total Consumer Finance		2,152,400
Electric Utilities – 0.8%
Alabama Power Co., 6.45%	40,000	1,076,000
Insurance – 1.2%
Allstate Corp. (The), Series E, 6.63%	60,000	1,647,000
Total Preferred Stocks
(Cost $30,407,846)		31,477,230
MASTER LIMITED PARTNERSHIPS – 2.9% (2.2% of Total Investments)

Oil, Gas & Consumable Fuels – 2.9%
Energy Transfer Partners LP†	77,507	2,506,576
Plains All American Pipeline LP†	67,068	1,406,416
Total Master Limited Partnerships
(Cost $6,506,759)		3,912,992
EXCHANGE - TRADED FUNDS – 11.2% (8.4% of Total Investments)

Debt Fund – 11.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	93,080	7,603,705

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Shares	Value
EXCHANGE - TRADED FUNDS (continued)

Debt Fund (continued)
SPDR Barclays High Yield Bond ETF(a)	215,620	$7,384,985
Total Exchange - Traded Funds
(Cost $16,556,818)		14,988,690

	Principal
CORPORATE BONDS – 17.4% (13.0% of Total Investments)

Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	157,995
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	312,078
Agriculture – 0.6%
Altria Group, Inc., 9.95%, 11/10/38	100,000	176,256
Altria Group, Inc., 10.20%, 02/06/39	100,000	180,008
Reynolds American, Inc., 8.13%, 05/01/40	150,000	194,757
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	162,103
Total Agriculture		713,124
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc., 4.63%, 07/02/44	300,000	290,568
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	150,942
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	145,650
Total Automobiles		296,592
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	151,383
Beverages – 0.2%
Anheuser-Busch Cos. LLC, 6.50%, 05/01/42	150,000	193,239
Biotechnology – 0.5%
Amgen, Inc., 5.15%, 11/15/41	150,000	165,730
Celgene Corp., 5.00%, 08/15/45	300,000	324,940
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	183,006
Total Biotechnology		673,676
Chemicals – 0.3%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	160,641
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	301,119
Total Chemicals		461,760

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Commercial Services – 0.5%
ERAC USA Finance LLC, 5.63%, 03/15/42(b)	$300,000	$336,097
McGraw-Hill Financial, Inc., 6.55%, 11/15/37	150,000	172,504
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	146,198
Total Commercial Services		654,799
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(b)	150,000	146,250
Electric Utilities – 0.9%
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	188,401
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	293,894
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	185,219
Progress Energy, Inc., 6.00%, 12/01/39	150,000	176,888
Southern Power Co., 5.15%, 09/15/41	250,000	244,442
Total Electric Utilities		1,088,844
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	146,730
Keysight Technologies, Inc., 4.55%, 10/30/24	150,000	146,439
Total Electronics		293,169
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	165,087
Food Products – 1.0%
ConAgra Foods, Inc., 7.13%, 10/01/26	300,000	370,916
Ingredion, Inc., 6.63%, 04/15/37	100,000	125,842
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	196,038
Kraft Heinz Foods Co., 5.20%, 07/15/45(b)	150,000	168,102
Kroger Co. (The), 6.90%, 04/15/38	150,000	197,716
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	168,332
Total Food Products		1,226,946
Healthcare - Products – 0.2%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	162,563
Zimmer Biomet Holdings, Inc., 4.45%, 08/15/45	150,000	147,222
Total Healthcare - Products		309,785
Healthcare - Services – 1.6%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	320,332
Anthem, Inc., 5.85%, 01/15/36	150,000	172,579
Dignity Health, 5.27%, 11/01/64	300,000	324,990

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare - Services (continued)
Humana, Inc., 8.15%, 06/15/38	$100,000	$138,904
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	295,845
Northwell Healthcare, Inc., 6.15%, 11/01/43	150,000	193,302
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	350,216
Quest Diagnostics, Inc., 4.70%, 03/30/45	300,000	292,569
Total Healthcare - Services		2,088,737
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	153,534
Hotels, Restaurants & Leisure – 0.2%
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	300,000	282,825
Insurance – 1.1%
American International Group, Inc., 6.82%, 11/15/37	150,000	177,294
Aon Corp., 6.25%, 09/30/40	150,000	177,779
Assurant, Inc., 6.75%, 02/15/34	150,000	179,815
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	186,804
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	186,788
Loews Corp., 6.00%, 02/01/35	125,000	146,291
MetLife, Inc., 4.13%, 08/13/42	150,000	143,904
Protective Life Corp., 8.45%, 10/15/39	125,000	167,608
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	153,348
Total Insurance		1,519,631
Internet – 0.4%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	168,534
eBay, Inc., 4.00%, 07/15/42	100,000	77,877
VeriSign, Inc., 4.63%, 05/01/23	300,000	303,375
Total Internet		549,786
Media – 1.4%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	165,638
CBS Corp., 4.90%, 08/15/44	300,000	296,818
CCO Safari II LLC, 6.38%, 10/23/35(b)	300,000	330,465
Discovery Communications LLC, 4.88%, 04/01/43	300,000	261,888
Time Warner Cable, Inc., 7.30%, 07/01/38	150,000	176,316
Time Warner Cable, Inc., 5.88%, 11/15/40	100,000	103,605
Viacom, Inc., 5.65%, 04/01/24	300,000	296,326
Viacom, Inc., 5.85%, 09/01/43	300,000	288,713
Total Media		1,919,769

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Mining – 0.2%
Alcoa, Inc., 6.75%, 01/15/28	$150,000	$147,188
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	138,003
Total Mining		285,191
Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	300,000	354,204
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	251,055
Total Miscellaneous Manufacturing		605,259
Office & Business Equipment – 0.1%
Xerox Corp., 6.75%, 12/15/39	150,000	132,312
Oil & Gas Services – 0.2%
Cameron International Corp., 5.13%, 12/15/43	300,000	313,065
Oil, Gas & Consumable Fuels – 1.4%
Apache Corp., 6.00%, 01/15/37	300,000	300,161
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	144,000
Continental Resources, Inc., 3.80%, 06/01/24	150,000	120,000
Devon Energy Corp., 5.60%, 07/15/41	300,000	234,312
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	149,122
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	290,933
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	142,403
Phillips 66, 4.88%, 11/15/44	300,000	303,239
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	106,098
Southwestern Energy Co., 4.95%, 01/23/25	150,000	103,500
Total Oil, Gas & Consumable Fuels		1,893,768
Pharmaceuticals – 0.9%
Actavis Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	160,764
Baxalta, Inc., 5.25%, 06/23/45(b)	300,000	315,313
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	160,823
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	167,677
McKesson Corp., 6.00%, 03/01/41	150,000	174,901
Zoetis, Inc., 4.70%, 02/01/43	150,000	141,729
Total Pharmaceuticals		1,121,207
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	302,137
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	150,000	154,593

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc., 6.50%, 03/15/41	$150,000	$178,255
Total Real Estate Investment Trusts (REITs)		332,848
Retail – 1.3%
Coach, Inc., 4.25%, 04/01/25	300,000	296,516
Darden Restaurants, Inc., 5.65%, 10/15/37	300,000	329,250
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	162,077
Nordstrom, Inc., 6.95%, 03/15/28	110,000	135,917
QVC, Inc., 4.45%, 02/15/25	300,000	290,813
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	291,883
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	231,390
Total Retail		1,737,846
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	174,545
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	294,094
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	295,467
Total Semiconductors		764,106
Technology Hardware, Storage & Peripherals – 0.3%
Hewlett Packard Co., 6.00%, 09/15/41	300,000	269,661
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27(b)	150,000	113,250
Total Technology Hardware, Storage & Peripherals		382,911
Telecommunications – 0.6%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	150,196
AT&T, Inc., 6.38%, 03/01/41	145,000	168,472
AT&T, Inc., 4.35%, 06/15/45	150,000	137,866
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	162,964
Verizon Communications, Inc., 5.01%, 08/21/54	300,000	301,916
Total Telecommunications		921,414
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	296,501
Mattel, Inc., 5.45%, 11/01/41	150,000	155,927
Total Toys, Games & Hobbies		452,428
Transportation – 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	186,808
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	137,328
Total Transportation		324,136
Total Corporate Bonds
(Cost $23,018,155)		23,218,205

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 3.9% (2.9% of Total Investments)

Commercial MBS – 3.9%
Citigroup Commercial Mortgage Trust, Class D, Series 2012-GC8, 09/10/45, 4.88%(b)(c)	$400,000	$374,602
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/10/46, 4.46%(b)(c)	275,000	248,054
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.57%(b)(c)	420,000	407,185
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.65%(c)	240,000	235,629
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/10/46, 4.07%(b)(c)	300,000	258,329
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.57%(c)	250,000	235,376
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.56%(b)(c)	140,000	149,629
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.32%(b)(c)	400,000	408,750
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.22%(b)(c)	400,000	381,226
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.66%(b)(c)	100,000	92,563
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.42%(b)(c)	400,000	369,203
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.09%(c)	250,000	226,515
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.30%(b)(c)	250,000	225,157
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.41%(b)(c)	250,000	221,819
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.78%(b)(c)	60,000	56,494
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(c)	375,000	361,628
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.45%(b)(c)	140,000	127,312
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.18%(b)(c)	200,000	179,244
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.00%(b)(c)	400,000	347,225
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/15/46, 5.13%(b)(c)	300,000	276,828
Total Mortgage Backed Securities
(Cost $5,489,659)		5,182,768

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016
Investments	Principal	Value
MUNICIPAL BONDS – 1.0% (0.8% of Total Investments)
City of Fresno CA Water System Revenue, 6.75%, 06/01/40	$200,000	$248,828
City of Pompano Beach FL, 5.58%, 01/01/40	285,000	303,667
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43	300,000	316,113
Hillsborough County Aviation Authority, 5.25%, 10/01/41	145,000	149,669
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50	200,000	224,042
Port Authority of New York & New Jersey, 4.82%, 06/01/45	150,000	158,324
Total Municipal Bonds
(Cost $1,339,812)		1,400,643

Total Investments – 133.4%
(Cost $179,953,911)		178,202,779

	Number of Contracts
OPTIONS WRITTEN – 0.0%
S&P 500® Index Call, Expires 04/15/16, Strike Price $2,075	54	(43,470)
S&P 500® Index Call, Expires 04/29/16, Strike Price $2,110	54	(24,840)

Total Options Written – 0.0%
(Premiums Received $81,371)		(68,310)
Line of Credit Payable – (33.7)%		(45,000,000)
Other Assets in Excess of Liabilities – 0.3%		489,395
Net Assets – 100.0%		$133,623,864

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of the collateral posted was $24,081,623.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2016
% of
SUMMARY OF SCHEDULE OF INVESTMENTS	Net Assets
Advertising	0.1%
Aerospace & Defense	0.2
Agriculture	9.2
Auto Parts & Equipment	0.2
Automobiles	3.1
Banks	19.3
Beverages	0.2
Biotechnology	0.5
Capital Markets	5.2
Chemicals	3.4
Commercial MBS	3.9
Commercial Services	0.5
Communications Equipment	1.8
Consumer Finance	1.6
Debt Fund	11.2
Diversified Financial Services	0.1
Electric Utilities	7.3
Electronics	0.2
Environmental Control	0.1
Food Products	3.5
Healthcare - Products	0.2
Healthcare - Services	1.6
Home Furnishings	0.1
Hotels, Restaurants & Leisure	1.8
Industrial Conglomerates	3.4
Insurance	2.3
Internet	0.4
Media	4.3
Mining	0.2
Miscellaneous Manufacturing	0.5
Multi-Utilities	6.2
Municipal Bonds	1.0
Office & Business Equipment	0.1
Oil & Gas Services	0.2
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	5.6
Real Estate	0.2
Real Estate Investment Trusts (REITs)	9.2
Retail	1.3
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	2.0
Telecommunications	10.0
Toys, Games & Hobbies	0.3
Transportation	0.3
Total Investments	133.4
Call Options Written	0.0
Line of Credit Payable	(33.7)
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	March 31, 2016

1. ORGANIZATION

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015. The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (defined as total assets of the Fund, including any asset attributable to borrowing for investment purpose minus the sum of the Fund’s accrued liabilities, other than liabilities representing borrowings for investment purposes) in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments. The Fund will invest at least 25% and at most 75% of its Managed Assets in equity securities, which may include common and preferred stocks, convertible securities, warrants, depository receipts, ETF’s, MLP’s and real estate investment trusts. The Fund will invest at least 25% and at most 75% of its Managed Assets in debt securities, which may include below investment grade securities (commonly known as “high yield” securities and “junk” bonds), notes, bonds, convertible bonds, bank loans, mortgage backed securities, ETF’s which invests primarily in debt securities and other types of debt instruments. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options writing strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange traded securities shall be valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities shall be valued at the official closing price.

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. The Committee may from time to time utilize a valuation method other than amortized cost when appropriate, for example, when credit worthiness of the issue is impaired or for other reasons.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$98,022,251	$–	$–	$98,022,251
Preferred Stocks*
Banks	18,700,030	1,022,400	–	19,722,430
Capital Markets	6,352,200	527,200	–	6,879,400
Consumer Finance	2,152,400	–	–	2,152,400
Electric Utilities	–	1,076,000	–	1,076,000
Insurance	1,647,000	–	–	1,647,000
Corporate Bonds*	–	23,218,205	–	23,218,205
Exchange - Traded Funds*	14,988,690	–	–	14,988,690
Mortgage Backed Securities*	–	5,182,768	–	5,182,768
Master Limited Partnerships*	3,912,992	–	–	3,912,992
Municipal Bonds*	–	1,400,643	–	1,400,643
Total Asset Type	$145,775,563	$32,427,216	$–	$178,202,779

Liability Type
Other Financial Instruments
Options Written	(24,840)	(43,470)	–	(68,310)
Total Investments	$145,750,723	$32,383,746	$–	$178,134,469

*	Please refer to the Schedule of Investments for breakdown of valuations by industry.

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued $5,703,755 was transferred from Level 2 to Level 1 for the period ended March 31, 2016. The Fund held no level 3 securities during the period ended March 31, 2016.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	March 31, 2016

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2016 based on cost of $179,940,479 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,432,525 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,170,225 resulting in net unrealized depreciation of $1,737,700.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended March 31, 2016, the Fund only had written options on index activity.

Options

The Fund may write call options on broad-based indices of securities and sectors of securities to generate gains from option premiums. An index call option gives the holder of the option, in return for a premium, the right to any appreciation in the value of the index over a fixed price (the exercise price) on or before a certain date in the future (the expiration date). When the Fund writes an index call, an amount equal to the net premium (the premium less commission) received is recorded as a liability in “options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in values of the options written during the period are recognized as the net change in unrealized appreciation (depreciation) on written options on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received, and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as the net realized gain (loss) on written options on the Statement of Operations. The Fund, as writer of an index call option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of March 31, 2016, the Fund held securities with a value of $24,081,623 as collateral for options written.

The average monthly volume of index options written during the period ended March 31, 2016, was $209,861.

Written option activity for the period ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	142	$183,748
Options written	873	1,165,245
Options expired	-	-
Options exercised	-	-
Options terminated in closing purchase transactions	(907)	(1,267,622)
Outstanding, end of period	108	$81,371

As of March 16, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 26, 2016

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 26, 2016

* Print the name and title of each signing officer under his or her signature.